Shareholder Report, Average Annual Return (Details) 1014024_Franklin FTSE India ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	98 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE India ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE India ETF (NAV)
Average Annual Return, Percent	(12.17%)	4.28%	4.92%
FTSE India Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE India Index-NR
Average Annual Return, Percent	(12.08%)	5.91%	6.40%
FTSE India Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE India Capped Index-NR
Average Annual Return, Percent	(12.08%)	5.91%	6.39%